Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets
GST	$ 19,235	$ 22,993
Other debtors – research and development tax refund receivable	395,541	390,800
Accounts receivables		45,931
Trade and other receivables	$ 414,776	$ 459,724